OTHER LIABILITIES - Components of pension expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined benefit pension plan expense
Current service cost	$ 12,827	$ 1,020
Administrative expenses	115	109
Interest cost on defined benefit obligation	809	889
Interest on assets	(77)	(93)
Pension expense	$ 13,674	$ 1,925